Leases (Details Narrative) - USD ($)				1 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	Dec. 30, 2024	Jan. 14, 2024	Nov. 29, 2022	Jan. 31, 2025	May 31, 2023	Jun. 30, 2025	Dec. 31, 2023	Dec. 31, 2024	Jan. 14, 2025
Lessee, Lease, Description [Line Items]
Lease payments			$ 700			$ 126,555
Lessee, Operating Lease, Liability, to be Paid, Year One						64,051
Lessee, Operating Lease, Liability, to be Paid, Year Two						40,440
Lessee, Operating Lease, Liability, to be Paid, Year Three						42,462
Lessee, Operating Lease, Liability, to be Paid, Year Four						$ 21,749
Lease Agreement [Member]
Lessee, Lease, Description [Line Items]
Lease, Cost		$ 3,000		$ 3,000	$ 2,500		$ 2,800	$ 2,900
Lease Expiration Date	Dec. 31, 2024
Lessee, Operating Lease, Description				In January 2025, the Company renewed the lease for one year and extended the expiration date to be on December 31, 2025
Lessee, Operating Lease, Liability, to be Paid, Year One									$ 3,100
Lessee, Operating Lease, Liability, to be Paid, Year Two									3,300
Lessee, Operating Lease, Liability, to be Paid, Year Three									3,500
Lessee, Operating Lease, Liability, to be Paid, Year Four									$ 3,600